RECONCILIATION OF FINANCIAL STATEMENTS TO IRS FORM 5500 (Tables)	12 Months Ended
Sep. 30, 2025
EBP 016
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Net Assets Available for Benefits and Benefits Paid to Participants
Following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Plan’s IRS Form 5500.

	September 30
	2024	2025

Net Assets Available for Benefits per the financial statements	$3,563,947,653	7,358,592,235
Participant notes deemed distributed	(614,907)	(1,182,788)
Amount allocated to withdrawing participants	(161,105)	(156,336)

Net Assets Available for Benefits per IRS Form 5500	$3,563,171,641	7,357,253,111

Following is a reconciliation of benefits paid to participants per the financial statements to the Plan’s IRS Form 5500.

	Year Ended September 30
	2024	2025

Benefits paid to participants per the financial statements	$301,938,134	651,530,096
Participant notes deemed distributed, end of year	614,907	1,182,788
Participant notes deemed distributed, beginning of year	(640,718)	(614,907)
Amount allocated to withdrawing participants, end of year	161,105	156,336
Amount allocated to withdrawing participants, beginning of year	(77,033)	(161,105)

Benefits paid to participants per IRS Form 5500	$301,996,395	652,093,208